Derivative Financial Instruments Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 27, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Net effect of swaps		$ 45	$ 1,197	$ 6,884
Forward-Starting Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Losses remaining in AOCI		9,500
Interest Rate Swap [Member]
Derivative [Line Items]
Amortization of deferred hedge gains		9,500	8,700
Interest Rate Swap [Member] | Cash Flow Hedging [Member] | Designated As Hedging [Member] | Net Effect of Swaps [Member]
Derivative [Line Items]
Gain (Loss) recognized in income		$ 9,504	$ 9,868
2013 forwards [Member] | Forward-Starting Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Number of derivative instruments	4
Extension of maturity, period	2 years
Amount of hedged item	$ 500,000
Average rate	2.64%